Business Combination (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed

As a result, the Company determined its allocation of the fair value of the assets acquired and the liabilities assumed of the Predecessor as follows:

Cash	$9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,754
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	295,106

Accounts payable, accrued expenses and other current liabilities	26,988
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,491
Long-term debt	8,781
Total liabilities assumed	207,923

Net assets acquired	$87,183

Inventories	$23,530
Accounts receivable and prepaid expenses	378
Property and equipment	6,175
Intangible assets	4,610
Total assets acquired	34,693

Accounts payable, accrued expenses and other current liabilities	719
Floor plan notes payable	21,163
Total liabilities assumed	21,882

Net assets acquired	$12,811

The Company accounted for the Mergers as a business combination using the purchase method of accounting. As a result, the Company determined its allocation (which are subject to potential settlements of contingencies that the Company does not expect to be material) of the fair value of the assets acquired and the liabilities assumed of the Predecessor as follows:

Cash	$9,188
Receivables	14,768
Inventories	124,354
Prepaid expenses and other	4,754
Property and equipment	73,642
Intangible assets	68,200
Other assets	200
Total assets acquired	295,106

Accounts payable, accrued expenses and other current liabilities	26,988
Floor plan notes payable	95,663
Financing liability	56,000
Deferred tax liability	20,491
Long-term debt	8,781
Total liabilities assumed	207,923

Net assets acquired	$87,183

The Company accounted for the asset purchase agreements as business combinations using the purchase method of accounting as it was determined that Shorewood RV Center and Tennessee RV both constituted a business. As a result, the Company determined its preliminary allocation of the fair value of the assets acquired and the liabilities assumed as follows for these dealerships:

Inventories	$23,530
Accounts receivable and prepaid expenses	388
Property and equipment	6,175
Intangible assets	4,610
Total assets acquired	34,703

Accounts payable, accrued expenses and other current liabilities	698
Floor plan notes payable	21,163
Total liabilities assumed	21,861

Net assets acquired	$12,842

Schedule of Fair Value of Consideration Paid

The fair value of the consideration paid was as follows:

Purchase Price:
Cash consideration paid	$86,178
Common stock issued to former stockholders, option holders, and bonus receipients of Lazy Days’ R.V. Center, Inc.	29,400
$115,578

Purchase Price:
Cash consideration paid	$15,300
Amounts due from former owners	24
Note payable issued to former owners	5,820
$21,144

The fair value of the consideration paid was as follows:

Purchase Price:
Cash consideration paid	$86,178
Common stock issued to former stockholders, option holders, and bonus receipients of Lazy Days’ R.V. Center, Inc.	29,400
$115,578

Purchase Price:
Cash consideration paid	$15,300
Amounts due to former owners	89
Note payable issued to former owners	5,820
$21,209

Schedule of Goodwill Associated with Merger

Goodwill associated with the Mergers is detailed below:

As of March 15, 2018
Total consideration	$115,578
Less net assets acquired	87,183
Goodwill	$28,395

Total consideration	$21,144
Less net assets acquired	12,811
Goodwill	$8,333

Goodwill associated with the Mergers is detailed below:

As of March 15, 2018
Total consideration	$115,578
Less net assets acquired	$87,183
Goodwill	$28,395

Total consideration	$21,209
Less net assets acquired	$12,842
Goodwill	$8,367

Schedule of Identifiable Intangible Assets Acquired

The following table summarizes the Company’s allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing of the Mergers.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Trade Names, Service Marks and Domain Names	$30,100	Indefinite
Customer Lists	$9,100	12 years
Dealer Agreements	$29,000	12 Years

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Customer Lists	$210	7-8 years
Dealer Agreements	$4,400	7-8 years

The following table summarizes the Company’s allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing of the Mergers.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Trade Names, Service Marks and Domain Names	$30,100	Indefinite
Customer Lists	$9,100	12 years
Dealer Agreements	$29,000	12 Years
Total intangible assets	$68,200

The following table summarizes the Company’s preliminary allocation of the purchase price to the identifiable intangible assets acquired as of the date of the closing.

	Gross Asset Amount at Acquisition Date	Weighted Average Amortization Period in Years
Customer Lists	$210	7-8 years
Dealer Agreements	$4,400	7-8 years

Schedule of Pro Forma Financial Information

The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Mergers and the purchase of Shorewood RV Center and Tennessee RV had been consummated on January 1, 2018.

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
Revenue	$168,546	$182,086	$341,603	$373,891
Income before income taxes	$4,044	$4,541	$7,301	$11,377
Net income	$1,927	$3,046	$3,951	$7,888

The following unaudited pro forma financial information summarizes the combined results of operations for the Company as though the Mergers and the purchase of Shorewood RV Center and Tennessee RV had been consummated on January 1, 2017.

	For the year ended December 31,
	2018	2017
Revenue	$663,878	$675,811
Income before income taxes	$6,890	$13,722
Net income	$2,715	$8,567